Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Detail) - BT Pension Scheme [Member] - GBP (£) £ in Billions		Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [Line Items]
Total	[1]	100.00%	100.00%
Private Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	3.00%	4.00%
UK Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	1.00%	1.00%
Overseas Developed Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	15.00%	16.00%
Emerging Markets Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	2.00%	1.00%
UK Property [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	7.00%	8.00%
Overseas Property [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	2.00%	2.00%
Absolute Return [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1],[2]	2.00%	3.00%
Non Core Credit [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1],[3]	7.00%	7.00%
Mature Infrastructure [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	3.00%	3.00%
UK Index Linked Government Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	25.00%	25.00%
Global Investment Grade Credit [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	27.00%	20.00%
Cash Balances [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1]	5.00%	7.00%
Longevity Insurance Contract [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1],[4]	(1.00%)	(1.00%)
Other [Member]
Disclosure of defined benefit plans [Line Items]
Total	[1],[5]	2.00%	4.00%
At Fair Value [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	£ 52.2	£ 49.9
of which quoted £bn	[1],[6]	33.2	29.7
At Fair Value [Member] | Private Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	1.5	1.9
At Fair Value [Member] | UK Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	0.5	0.5
of which quoted £bn	[1],[6]	0.4	0.5
At Fair Value [Member] | Overseas Developed Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	7.7	7.8
of which quoted £bn	[1],[6]	7.3	7.3
At Fair Value [Member] | Emerging Markets Equity [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	1.1	0.5
of which quoted £bn	[1],[6]	1.1	0.4
At Fair Value [Member] | UK Property [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	3.5	3.9
At Fair Value [Member] | Overseas Property [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	1.1	1.2
At Fair Value [Member] | Absolute Return [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1],[2]	1.2	1.5
At Fair Value [Member] | Non Core Credit [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1],[3]	3.8	3.4
of which quoted £bn	[1],[3],[6]	1.1	1.0
At Fair Value [Member] | Mature Infrastructure [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	1.4	1.4
At Fair Value [Member] | UK Index Linked Government Bonds [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	13.2	12.5
of which quoted £bn	[1],[6]	13.2	12.5
At Fair Value [Member] | Global Investment Grade Credit [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	14.3	10.0
of which quoted £bn	[1],[6]	10.1	8.0
At Fair Value [Member] | Cash Balances [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1]	2.7	3.8
At Fair Value [Member] | Longevity Insurance Contract [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1],[4]	(0.7)	(0.4)
At Fair Value [Member] | Other [Member]
Disclosure of defined benefit plans [Line Items]
Total assets £bn	[1],[5]	£ 0.9	£ 1.9

[1]	At 31 March 2019, the Scheme did not hold any equity issued by the group (2017/18: £3m). The Scheme also held £2,154m (2017/18: £10m) of bonds issued by the group, reflecting the BTPS fully subscribing to £2bn of bonds issued by BT in June 2018 following agreement of the 2017 funding valuation.
[2]	This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.
[3]	This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.
[4]	The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction which would be recognised in the Scheme’s liabilities over time.
[5]	Includes collateral posted in relation to derivatives held by the Scheme.
[6]	Assets with a quoted price in an active market.